Note 5 - Loans and Related Allowance for Loan and Lease Losses (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and Leases Receivable, Deferred Income	$ 2,000,000.0	$ 3,600,000
Financing Receivable, Troubled Debt Restructuring	3,300,000	2,600,000
Financing Receivable, Allowance for Credit Loss, Writeoff	72,000	150,000
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	125,000	204,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable, before Fees, Gross		750,000
Financial Asset Acquired with Credit Deterioration [Member] | Liberty Bancshares Inc [Member]
Financing Receivable, after Allowance for Credit Loss, Total	8,000,000.0
Notes Receivable, Fair Value Disclosure	6,100,000
Small Business Administration (SBA), CARES Act, Paycheck Protection Program [Member]
Loans and Leases Receivable, Deferred Income	$ 1,000	$ 1,300,000